Leases - Costs (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Finance lease cost
Amortization of right-of-use assets			$ 2,060	$ 2,060
Interest on lease liabilities			2,180	2,298
Total finance lease cost			4,240	4,358
Operating lease cost	$ 31	$ 71	152	137
Total lease cost			$ 4,392	$ 4,495